Leases (Schedule of Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 02, 2020
Leases [Abstract]
2022	$ 3,437
2023	3,118
2024	2,575
2025	2,575
2026 and after	2,575
Total undiscounted lease payments	14,280
Less: imputed interest	(742)
Present value of lease liabilities	$ 13,538	$ 19,031